Commitments and Contingencies	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 6—Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. However, the registration and stockholder rights agreement will provide that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period.
Underwriting Agreement
The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $3.45 million in the aggregate, paid upon the closing of the Initial Public Offering. An additional fee of $0.40 per Unit, or $6.9 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
The underwriters also made a payment to the Company in an amount equal to 1.0% of the gross proceeds of the Initial Public Offering, or approximately $1.7 million in the aggregate to reimburse certain of the Company’s expenses.
Deferred Consulting Fees
In September 2020, the Company entered into an engagement letter with a consultant to obtain advisory services in connection with its search for a business combination target, pursuant to which the Company agreed to pay a $10,000 initial fee upon execution and a deferred success fee of $50,000 upon the consummation of the Initial Business Combination.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
global pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5. Commitments and Contingencies.
Registration Rights
The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the IPO. These holders will be entitled to certain demand and “piggyback” registration rights following the consummation of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up
period.
Underwriting Agreement
The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $3.45 million in the aggregate, paid upon the closing of the IPO. An additional fee of $0.40 per Unit, or $6.9 million in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
The underwriters also made a payment to the Company in an amount equal to 1.0% of the gross proceeds of the IPO, or approximately $1.7 million in the aggregate to reimburse certain of the Company’s expenses.
Deferred Consulting Fees
In September 2020, the Company entered into an engagement letter with a consultant to obtain advisory services in connection with its search for a business combination target, pursuant to which the Company agreed to pay a $10,000 initial fee upon execution and a deferred success fee of $50,000 upon the consummation of the initial Business Combination.